Combined Prospectus - Combined Prospectus: 1	Aug. 21, 2025 shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Amount of Securities Previously Registered	1,858,590
Form Type	S-3
File Number	333-280953
Initial Effective Date	Aug. 01, 2024